SHARE BASED PAYMENTS - Directors and Prescribed Officers (Details) - Sibanye 2017 and 2013 Share Plans [Member]	12 Months Ended
Dec. 31, 2018 ZAR (R) EquityInstruments
Neal Froneman
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,510,669
Number of instruments, granted	5,318,454
Number of instruments, exercised	1,063,629
Average price of instruments exercised | R	R 10.72
Share proceeds from instruments | R	R 11,404,039
Number of other equity instruments outstanding in share-based payment arrangement at end of period	7,765,494
Charl Keyter
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,703,868
Number of instruments, granted	2,672,205
Number of instruments, exercised	484,485
Average price of instruments exercised | R	R 10.65
Share proceeds from instruments | R	R 5,159,132
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,891,588
Chris Bateman
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	413,920
Number of instruments, granted	2,100,629
Number of instruments, exercised	136,632
Average price of instruments exercised | R	R 8.73
Share proceeds from instruments | R	R 1,193,090
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,377,917
Hartley Dikgale
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	892,545
Number of instruments, granted	1,062,536
Number of instruments, exercised	220,482
Average price of instruments exercised | R	R 10.52
Share proceeds from instruments | R	R 2,320,335
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,734,599
Dawie Mostert
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	979,139
Number of instruments, granted	1,328,165
Number of instruments, exercised	268,044
Average price of instruments exercised | R	R 10.62
Share proceeds from instruments | R	R 2,847,401
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,039,260
Themba Nkosi
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	640,072
Number of instruments, granted	1,052,911
Number of instruments, exercised	87,826
Average price of instruments exercised | R	R 8.75
Share proceeds from instruments | R	R 768,826
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,605,157
Wayne Robinson
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,081,008
Number of instruments, granted	1,277,048
Number of instruments, exercised	275,245
Average price of instruments exercised | R	R 10.72
Share proceeds from instruments | R	R 2,950,577
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,082,811
Richard Stewart
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,469,189
Number of instruments, granted	1,521,844
Number of instruments, exercised	562,537
Average price of instruments exercised | R	R 9.83
Share proceeds from instruments | R	R 5,530,242
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,428,496
Robert van Niekerk
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,365,383
Number of instruments, granted	2,147,603
Number of instruments, exercised	391,847
Average price of instruments exercised | R	R 10.48
Share proceeds from instruments | R	R 4,107,696
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,121,139